BUSINESS COMBINATIONS AND DISPOSITION - Unaudited Pro Forma Financial Information (Details) - USD ($)			6 Months Ended		12 Months Ended
	Dec. 30, 2022	May 18, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
BUSINESS COMBINATIONS AND DISPOSITION
Estimated useful lives	3 years
Fair value of contingent consideration					$ 12,098,475	$ 12,179,476
Net revenues				$ 14,728,296	28,519,261	34,635,426
Net loss				$ (16,907,152)	$ (42,001,415)	$ (33,171,473)
Net loss per common share - basic				$ (1,718.83)	$ (1,361.50)	$ (10,870.25)
Net loss per common share - diluted			$ (1,718.83)
Harper & Jones
BUSINESS COMBINATIONS AND DISPOSITION
Contingent consideration liability, valuation shortfall		$ 3,421,516
Fair value of contingent consideration					$ 1,400,000	$ 4,244,460
Net revenues						1,860,000
Net loss						$ 390,000
Customer relationships
BUSINESS COMBINATIONS AND DISPOSITION
Estimated useful lives					3 years
Customer relationships | Harper & Jones
BUSINESS COMBINATIONS AND DISPOSITION
Estimated useful lives		3 years